UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                Form 13F

                          Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2006

 Check here if Amendment [   ]; Amendment Number: _____
    This Amendment (Check only one.):  [  ] is a restatement.
                                       [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Hunter Capital Management, L.P.
 Address:  601 Carlson Parkway, Suite 200
           Minnetonka, Minnesota  55305

 Form 13F File Number:  28-5089

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Michael J. Frey
 Title:   Chief Executive Officer
 Phone:   (952) 476-7200

 Signature, Place, and Date of Signing:

 /s/ Michael J. Frey      Minnetonka, Minnesota  November 10, 2006
 ----------------------
     Michael J. Frey

 Report Type (Check only one.):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


 [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name

      28-7050                       Global Capital Management, Inc.